Condensed Interim Statements of Changes in Shareholders’ Deficit (Unaudited) - USD ($)	Ordinary shares	Additional paid-in Capital	Accumulated Losses	Total
Balance at Dec. 31, 2021	$ 1,945	$ 6,380,403	$ (12,998,640)	$ (6,616,292)
Balance (in Shares) at Dec. 31, 2021	359,743
Conversion of Former Parent Company’s debt into ordinary shares and warrants	$ 19,511	6,403,797		6,423,308
Conversion of Former Parent Company’s debt into ordinary shares and warrants (in Shares)	3,237,699
Stock based compensation		96,916		96,916
Comprehensive loss			(948,376)	(948,376)
Balance at Jun. 30, 2022	$ 21,456	12,881,116	(13,947,016)	(1,044,444)
Balance (in Shares) at Jun. 30, 2022	3,597,442
Balance at Dec. 31, 2022	$ 21,456	12,988,292	(14,651,678)	$ (1,641,930)
Balance (in Shares) at Dec. 31, 2022	3,597,442			3,597,442
Stock based compensation		91,531		$ 91,531
Transactions with related party		12,167		12,167
Comprehensive loss			(433,324)	(433,324)
Balance at Jun. 30, 2023	$ 21,456	$ 13,091,990	$ (15,085,002)	$ (1,971,556)
Balance (in Shares) at Jun. 30, 2023	3,597,442			3,597,442